Balance Sheet Components - Summary of Long Lived Assets Geographic Areas (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 138,011	$ 159,855	$ 186,595
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		156,537	184,973
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net		$ 3,318	$ 1,622